UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  MARCH 31, 2012



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING MARCH 31, 2012



[LOGO OF USAA]
   USAA(R)

                                  [GRAPHIC OF USAA TAX EXEMPT MONEY MARKET FUND]

 =====================================================

       ANNUAL REPORT
       USAA TAX EXEMPT MONEY MARKET FUND
       MARCH 31, 2012

 =====================================================

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"...[A]S WE EXPECTED, THE TAX-EXEMPT
BOND MARKET RALLIED STRONGLY DURING                [PHOTO OF DANIEL S. McNAMARA]
THE REPORTING PERIOD."

--------------------------------------------------------------------------------

MAY 2012

The decline of long-term interest rates during the reporting period was remarkable. When the 10-year U.S. Treasury yield was near 3.5% on March 31, 2011, most observers doubted it could drop much further. In fact, rates defied expectations and fell dramatically over the year. The 10-year Treasury yield was 2.21% on March 31, 2012, and it had been even lower just a few weeks earlier.

As the fiscal year began, investors were optimistic that the U.S. economy was improving -- though the unemployment rate remained stubbornly high and consumer spending was muted -- and that the problems in Europe had been contained. As spring turned into summer, investors' attention was diverted by the partisan wrangling in Congress over the raising of the nation's debt ceiling. As the debt ceiling debate receded, investors recognized that the U.S. economy and Europe were both weaker than originally hoped. Fear once again dominated the markets and investors sought the relative safety of high-quality bonds. Yields, which move in the opposite direction of prices, fell as the bond markets traded higher.

To support the on-again, off-again economic recovery, the Federal Reserve (the
Fed) continued to hold short-term interest rates in a range between zero and 0.25% throughout the reporting period. The Fed also sought to lower the cost of borrowing by selling shorter-term bonds in its portfolio of securities and buying longer-term bonds, thereby pushing down long-term interest rates (known in the media as "Operation Twist"). As the reporting period ended, yields rose slightly as investors regained some confidence that the European Central Bank would be successful in its efforts to stabilize the markets and that stronger-than-expected fourth-quarter economic activity would be sustained in 2012.

At the time of this writing, the United States appears to be one of the strongest economies among developed nations. Europe's economy is contracting, and Japan's economy is slowing. The question remains: Is the economy in a self-sustaining recovery or is recent economic growth

================================================================================

================================================================================

an anomaly, perhaps the result of increased consumer spending during an extraordinarily mild winter? The Fed has certainly pumped significant liquidity into the U.S. financial system in order to stimulate spending and borrowing. Whether that has translated into sustainable economic growth is unknown.

Against this backdrop, and much as we expected, the tax-exempt bond market rallied strongly during the reporting period. The USAA tax-exempt bond funds also performed well. The performance of tax-exempt bonds during the reporting period is a strong argument for adhering to a long-term strategy. Investors who sold some or all of their holdings in reaction to predictions of widespread municipal defaults may have missed opportunities to enjoy the returns of our tax-exempt bond funds. We have always believed that state and local governments would make the tough decisions to raise revenue and cut spending. Coupled with an upturn in economic activity, these efforts have improved their fiscal situations.

Tax-exempt bond prices increased significantly during the reporting period, and shareholders should not expect the same type of appreciation going forward. However, we believe that municipal bond investments continue to have a place in a diversified portfolio, primarily because of the tax-exempt income they provide. Our team of municipal bond managers and analysts will continue to maintain their income focus as they seek attractive investments for the funds.

At the same time, yields are at historic lows in the money markets. Some investors may find that other investments, such as short-term certificates of deposit (CDs) and short duration bond funds -- potentially offering higher yields than money markets -- could be attractive alternatives.

From all of us here at USAA Asset Management Company, thank you for allowing us to serve your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

Some income may be subject to state or local taxes. o Investing in securities products involves risk, including possible loss of principal. o DIVERSIFICATION IS A TECHNIQUE TO HELP REDUCE RISK. THERE IS NO ABSOLUTE GUARANTEE THAT DIVERSIFICATION WILL PROTECT AGAINST A LOSS OF INCOME. o CDs are insured by the FDIC and offer a fixed rate of return, whereas the return and principal value of an investment in bond fund will fluctuate with changes in market conditions so that shares, when redeemed, may be worth more or less than original cost. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although money market funds seek to preserve the value of an investment at $1 per share, it is possible to lose money by investing in the these funds. Investors are encouraged to closely monitor changes in any factor which may affect their investments.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           5

SHAREHOLDER VOTING RESULTS                                                    9

FINANCIAL INFORMATION

  Distribution to Shareholders                                               10

  Report of Independent Registered Public Accounting Firm                    11

  Portfolio of Investments                                                   12

  Notes to Portfolio of Investments                                          27

  Financial Statements                                                       28

  Notes to Financial Statements                                              31

EXPENSE EXAMPLE                                                              39

TRUSTEES' AND OFFICERS' INFORMATION                                          41

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2012, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA TAX EXEMPT MONEY MARKET FUND (THE FUND) IS A TAX-EXEMPT MONEY MARKET FUND WITH AN INVESTMENT OBJECTIVE OF PROVIDING INVESTORS WITH INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND A FURTHER OBJECTIVE OF PRESERVING CAPITAL AND MAINTAINING LIQUIDITY.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests primarily in high-quality tax-exempt securities with remaining maturities of 397 days or less. During normal market conditions, at least 80% of the Fund's net assets will consist of tax-exempt securities.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGER'S COMMENTARY ON THE FUND

DALE R. HOFFMANN
USAA Asset Management Company                        [PHOTO OF DALE R. HOFFMANN]

--------------------------------------------------------------------------------

o HOW DID THE USAA TAX EXEMPT MONEY MARKET FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    Yields on tax-exempt money market instruments remained near all-time lows for the one-year reporting period ended March 31, 2012. During the reporting period, the Fund had a return of 0.04%, compared to an average return of 0.01% for the category.

o   WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    The U.S. economy proved surprisingly resilient during the reporting period. Though economic growth weakened in mid-2011, it rebounded late in the year and continued into 2012. The unemployment rate declined and both consumer confidence and consumer spending increased. Nevertheless, the housing market remained weak. The Federal Reserve (the Fed) continued to keep short-term interest rates exceptionally low, pledging to hold them between zero and 0.25% until late 2014.

    Refer to page 6 for benchmark definition.

    Past performance is no guarantee of future results.

================================================================================

2  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

    Although money market funds continued to provide extremely low absolute returns, many investors continued to favor them for the safety and liquidity they provide. Short-term tax-exempt securities, especially municipal variable-rate demand notes (VRDNs), were in short supply as issuers took advantage of low interest rates and issued longer-term securities to fund their borrowing needs. The SIFMA Municipal Swap Index, the index of seven-day VRDNs, which began the period on March 31, 2011, at 0.25%, fell to an all-time low of 0.06% on January 11, 2012, and ended the period at 0.19%.

    The Bond Buyer One-Year Note Index began the period at 0.50%, fell to 0.22% on March 15, 2012, and ended the reporting period at 0.25%.

o   WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

    With interest rates at exceptionally low levels, we focused our purchases on VRDNs. In addition to providing safety and liquidity, the VRDNs owned by the Fund offer flexibility because we can sell them at par value (100% of face value) upon seven days' or less notice. Furthermore, most of these VRDNs are guaranteed by a bank letter of credit for the payment of both principal and interest.

    With short-term rates near zero and expected to remain that way for the foreseeable future, we sought to invest in securities with longer maturities that provide more yield. However, in the low interest rate environment, there were very few attractive opportunities. As always, we relied on our credit analysts to help us identify potential investments for the Fund. They also continued to analyze and monitor every holding in the portfolio.

    The SIFMA Municipal Swap Index, produced by Municipal Market Data, is a seven-day high-grade market index comprised of tax-exempt variable-rate demand obligations from Municipal Market Data's extensive database. o The Bond Buyer One-Year Note Index is based on estimated yields for theoretical new one-year note issues from 10 state and local issuers: California, Colorado, Idaho, Los Angeles County, Michigan, New Jersey, New York City, Pennsylvania, Texas, and Wisconsin. The index is an unweighted average of the average estimated bid-side yields for the 10 issues. o Variable-rate demand notes (VRDNs) are securities which the interest rate is reset periodically; typically weekly, although reset intervals may vary.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

o   WHAT IS THE OUTLOOK?

    We expect the U.S. economy to continue its slow-growth expansion. Some observers appear concerned that inflation could emerge as economic conditions improve. Because the Fed is likely to keep short-term interest rates low for an extended period, shareholders might expect to see little change in the Fund's yield. Once interest rates begin to rise, we plan to look for opportunities to invest at higher interest rates. In the meantime, we will continue to focus on safety and liquidity, while striving to maximize the tax-exempt income you receive from the Fund. As always, our intention is to avoid issues subject to the alternative minimum tax for individuals.

    Thank you for your continued confidence.

    AS INTEREST RATES RISE, EXISTING BOND PRICES FALL. o Some income may be subject to state or local taxes but not the alternative minimum tax.

================================================================================

4  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

INVESTMENT OVERVIEW

USAA TAX EXEMPT MONEY MARKET FUND (Ticker Symbol: USEXX)

-----------------------------------------------------------------------------------
                                                    3/31/12            3/31/11
-----------------------------------------------------------------------------------
Net Assets                                      $2,640.4 Million   $2,843.0 Million
Net Asset Value Per Share                            $1.00              $1.00
Dollar-Weighted Average Portfolio Maturity          28 Days            34 Days

Dollar-weighted average portfolio maturity is obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.

-----------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/12
-----------------------------------------------------------------------------------
   1 Year                            5 Years                            10 Years
    0.04%                             1.12%                               1.40%

-----------------------------------------------------------------------------------
  7-DAY YIELD AS OF 3/31/12                          EXPENSE RATIO AS OF 3/31/11*
-----------------------------------------------------------------------------------
   Subsidized        0.01%                                       0.55%
   Unsubsidized     -0.12%

*THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND'S PROSPECTUS DATED AUGUST 1, 2011, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDES ACQUIRED FUND FEES AND EXPENSES.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT usaa.com.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

Total return equals income return and assumes reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

                           o 7-DAY YIELD COMPARISON o

                        [CHART OF 7-DAY YIELD COMPARISON]

                                  iMONEYNET                       USAA TAX EXEMPT
                                   AVERAGE                       MONEY MARKET FUND
 3/28/2011                          0.02%                              0.01%
 4/25/2011                          0.02                               0.01
 5/30/2011                          0.01                               0.01
 6/27/2011                          0.01                               0.01
 7/25/2011                          0.01                               0.01
 8/29/2011                          0.02                               0.01
 9/26/2011                          0.01                               0.01
10/31/2011                          0.01                               0.01
11/28/2011                          0.01                               0.01
12/26/2011                          0.01                               0.01
 1/30/2012                          0.01                               0.01
 2/27/2012                          0.01                               0.01
 3/26/2012                          0.01                               0.01

                                   [END CHART]

       Data represent the last Monday of each month. Ending date 3/26/12.

The graph tracks the USAA Tax Exempt Money Market Fund's seven-day yield against iMoneyNet, Inc. tax-free national retail money funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

Past performance is no guarantee of future results.

================================================================================

6  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

                                TOP 10 INDUSTRIES
                                  AS OF 3/31/12
                                (% of Net Assets)

General Obligation ......................................................  12.5%
Hospital ................................................................  11.6%
Education ...............................................................  11.4%
Nursing/CCRC ............................................................  10.8%
Electric Utilities ......................................................   9.4%
Community Service .......................................................   6.8%
Multifamily Housing .....................................................   6.4%
Agricultural Products ...................................................   4.9%
Special Assessment/Tax/Fee ..............................................   4.2%
Water/Sewer Utility .....................................................   3.8%

                         o PORTFOLIO MIX -- 3/31/12 o

                          [PIE CHART OF PORTFOLIO MIX]

VARIABLE-RATE DEMAND NOTES                                                 83.3%
FIXED-RATE INSTRUMENTS                                                     12.7%
PUT BONDS                                                                   4.7%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 15-26.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                      o CUMULATIVE PERFORMANCE OF $10,000 o

                        [CHART OF CUMULATIVE PERFORMANCE]

                                                              USAA TAX EXEMPT
                                                             MONEY MARKET FUND
03/31/02                                                        $10,000.00
04/30/02                                                         10,010.68
05/31/02                                                         10,022.77
06/30/02                                                         10,031.77
07/31/02                                                         10,041.18
08/31/02                                                         10,051.30
09/30/02                                                         10,060.85
10/31/02                                                         10,072.48
11/30/02                                                         10,083.05
12/31/02                                                         10,091.52
01/31/03                                                         10,099.07
02/28/03                                                         10,106.15
03/31/03                                                         10,113.53
04/30/03                                                         10,121.34
05/31/03                                                         10,129.79
06/30/03                                                         10,136.10
07/31/03                                                         10,140.89
08/31/03                                                         10,145.78
09/30/03                                                         10,151.07
10/31/03                                                         10,157.27
11/30/03                                                         10,163.20
12/31/03                                                         10,169.82
01/31/04                                                         10,175.44
02/29/04                                                         10,180.11
03/31/04                                                         10,185.34
04/30/04                                                         10,191.53
05/31/04                                                         10,197.16
06/30/04                                                         10,202.98
07/31/04                                                         10,209.08
08/31/04                                                         10,215.89
09/30/04                                                         10,224.29
10/31/04                                                         10,235.33
11/30/04                                                         10,245.95
12/31/04                                                         10,257.96
01/31/05                                                         10,269.12
02/28/05                                                         10,281.05
03/31/05                                                         10,294.48
04/30/05                                                         10,312.49
05/31/05                                                         10,333.20
06/30/05                                                         10,350.48
07/31/05                                                         10,367.17
08/31/05                                                         10,385.18
09/30/05                                                         10,404.92
10/31/05                                                         10,423.76
11/30/05                                                         10,445.06
12/31/05                                                         10,470.66
01/31/06                                                         10,492.27
02/28/06                                                         10,513.85
03/31/06                                                         10,539.18
04/30/06                                                         10,563.51
05/31/06                                                         10,591.22
06/30/06                                                         10,621.21
07/31/06                                                         10,647.86
08/31/06                                                         10,675.78
09/30/06                                                         10,704.11
10/31/06                                                         10,731.40
11/30/06                                                         10,759.18
12/31/06                                                         10,790.60
01/31/07                                                         10,817.71
02/28/07                                                         10,844.28
03/31/07                                                         10,874.22
04/30/07                                                         10,903.01
05/31/07                                                         10,935.11
06/30/07                                                         10,965.85
07/31/07                                                         10,994.89
08/31/07                                                         11,028.76
09/30/07                                                         11,056.64
10/31/07                                                         11,086.37
11/30/07                                                         11,116.64
12/31/07                                                         11,144.45
01/31/08                                                         11,169.98
02/29/08                                                         11,191.80
03/31/08                                                         11,217.71
04/30/08                                                         11,239.19
05/31/08                                                         11,262.34
06/30/08                                                         11,280.38
07/31/08                                                         11,297.62
08/31/08                                                         11,316.28
09/30/08                                                         11,348.22
10/31/08                                                         11,384.56
11/30/08                                                         11,398.28
12/31/08                                                         11,411.87
01/31/09                                                         11,419.99
02/28/09                                                         11,427.19
03/31/09                                                         11,435.73
04/30/09                                                         11,444.57
05/31/09                                                         11,454.94
06/30/09                                                         11,463.95
07/31/09                                                         11,472.75
08/31/09                                                         11,479.51
09/30/09                                                         11,484.47
10/31/09                                                         11,486.93
11/30/09                                                         11,488.21
12/31/09                                                         11,490.87
01/31/10                                                         11,490.97
02/28/10                                                         11,491.06
03/31/10                                                         11,491.15
04/30/10                                                         11,491.25
05/31/10                                                         11,491.71
06/30/10                                                         11,491.93
07/31/10                                                         11,492.03
08/31/10                                                         11,492.13
09/30/10                                                         11,492.22
10/31/10                                                         11,492.32
11/30/10                                                         11,492.41
12/31/10                                                         11,492.54
01/31/11                                                         11,492.63
02/28/11                                                         11,492.72
03/31/11                                                         11,492.81
04/30/11                                                         11,492.91
05/31/11                                                         11,493.00
06/30/11                                                         11,493.10
07/31/11                                                         11,493.19
08/31/11                                                         11,493.29
09/30/11                                                         11,493.39
10/31/11                                                         11,493.48
11/30/11                                                         11,493.58
12/31/11                                                         11,493.79
01/31/12                                                         11,496.71
02/29/12                                                         11,496.81
03/31/12                                                         11,496.91

                                   [END CHART]

                       Data from 3/31/02 through 3/31/12.

The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Tax Exempt Money Market Fund.

Past performance is no guarantee of future results. The cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on reinvested net investment income and realized capital gain distributions or on the redemption of fund shares. Some income may be subject to federal, state, or local taxes. For seven-day yield information, please refer to the Fund's Investment Overview.

================================================================================

8  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

SHAREHOLDER VOTING RESULTS

--------------------------------------------------------------------------------

On November 10, 2011, a meeting of shareholders was held to vote on a number of proposals relating to certain USAA mutual funds. However, all shareholders of record on September 16, 2011, were entitled to vote on the proposal shown below. The proposal was approved by the shareholders.

PROPOSAL

Election of new members to the Funds' Board of Trustees including the re-election of Robert L. Mason, Ph.D. and Michael F. Reimherr became effective January 1, 2012.

                             NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
TRUSTEES                                FOR                     VOTES WITHHELD
--------------------------------------------------------------------------------
Thomas F. Eggers                   6,660,811,393                  63,843,596
Daniel S. McNamara                 6,665,041,690                  59,613,299
Robert L. Mason, Ph.D.             6,673,454,396                  51,200,593
Michael F. Reimherr                6,655,017,938                  69,637,051
Paul L. McNamara                   6,652,482,258                  72,172,731
Barbara B. Ostdiek, Ph.D.          6,650,120,137                  74,534,852

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended March 31, 2012, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2013.

The net investment income (which excludes short-term capital gains) distributed by the Fund during the fiscal year ended March 31, 2012, was 100% tax-exempt for federal income tax purposes.

================================================================================

10  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA TAX EXEMPT MONEY MARKET FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Tax Exempt Money Market Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of March 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Tax Exempt Money Market Fund at March 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

San Antonio, Texas
May 17, 2012

================================================================================

                   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  11

================================================================================

PORTFOLIO OF INVESTMENTS

March 31, 2012

--------------------------------------------------------------------------------

o   CATEGORIES AND DEFINITIONS

    VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

    PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

    FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

    The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the

================================================================================

12  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

    Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Asset Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

    (INS)   Principal and interest payments are insured by one of the following:
            Assured Guaranty Corp., Assured Guaranty Municipal Corp., or Berkshire Hathaway Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Citibank, N.A., Deutsche Bank A.G., Deutsche Postbank, Freddie Mac, JPMorgan Chase Bank, N.A., Key Bank, N.A., or WestLB A.G.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

    (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Freddie Mac, Minnesota General Obligation, Montana Board of Investments Intercap Program, National Rural Utility Corp., or Texas Permanent School Fund.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    ABAG    Association of Bay Area Governments
    CSD     Central School District
    EDA     Economic Development Authority
    EDC     Economic Development Corp.
    IDA     Industrial Development Authority/Agency
    IDB     Industrial Development Board
    IDC     Industrial Development Corp.
    ISD     Independent School District
    MTA     Metropolitan Transportation Authority
    USD     Unified School District

================================================================================

14  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

INVESTMENTS

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             VARIABLE-RATE DEMAND NOTES (83.3%)
             ALABAMA (1.7%)
$ 2,380      Auburn IDB (LOC - Compass Bank)                         1.69%       4/01/2019     $    2,380
 10,000      Chatom IDB (NBGA)                                       0.34        8/01/2041         10,000
 11,075      Huntsville (LIQ)(a)                                     0.39        5/01/2015         11,075
  1,745      Huntsville Educational Building Auth.
               (LOC - Branch Banking & Trust Co.)                    0.19       12/01/2022          1,745
  1,200      Oxford IDA (LOC - Federal Home Loan Bank of Atlanta)    0.20       12/01/2029          1,200
 18,000      Tuscaloosa County Port Auth. (LOC - Compass Bank)       1.50       12/01/2031         18,000
                                                                                               ----------
                                                                                                   44,400
                                                                                               ----------
             ARIZONA (0.6%)
  4,860      Chandler IDA (LOC - Comerica Bank, N.A.)                0.24       12/01/2037          4,860
 11,965      Health Facilities Auth. (LOC - Sovereign Bank)          0.42       12/01/2037         11,965
                                                                                               ----------
                                                                                                   16,825
                                                                                               ----------
             ARKANSAS (0.2%)
  5,175      Texarkana (LOC - PNC Bank, N.A.)                        0.34        3/01/2021          5,175
                                                                                               ----------
             CALIFORNIA (5.7%)
 10,390      ABAG Finance Auth. for Nonprofit Corps.
               (LOC - KBC Bank, N.V.)                                1.00        5/15/2035         10,390
 10,250      ABAG Finance Auth. for Nonprofit Corps.
               (LOC - KBC Bank, N.V.)                                1.00       12/01/2037         10,250
 14,905      Educational Facilities Auth. (LIQ)(a)                   0.39        5/01/2017         14,905
 10,000      Educational Facilities Auth. (LOC - Sovereign Bank)     0.50       11/01/2042         10,000
 15,900      Golden State Securitization Corp. (INS)(LIQ)(a)         0.57        6/01/2045         15,900
  2,600      Golden State Tobacco Securitization Corp. (LIQ)
               (LOC - Deutsche Bank A.G.)(a)                         0.27        6/01/2027          2,600
 11,500      Irvine (LOC - KBC Bank, N.V.)                           0.40        9/02/2032         11,500
 19,800      Irvine (LOC - KBC Bank, N.V.)                           0.40        9/02/2050         19,800
 22,070      Pasadena (LOC - Bank of America, N.A.)                  0.21        2/01/2035         22,070
 16,865      San Jose USD (LIQ)(LOC - Deutsche Bank A.G.)(a)         0.25        6/01/2031         16,865
  4,130      San Mateo Union High School District (INS)(LIQ)(a)      0.43        9/01/2032          4,130
  2,410      State (INS)(LIQ)(a)                                     0.39        9/01/2012          2,410
  7,900      State (INS)(LIQ)(a)                                     0.19       12/01/2012          7,900
  2,500      State (LOC - Citibank, N.A.)                            0.19        5/01/2033          2,500
                                                                                               ----------
                                                                                                  151,220
                                                                                               ----------
             COLORADO (1.7%)
  5,000      Educational and Cultural Facilities Auth.
               (LOC - Sovereign Bank)                                0.42        7/01/2037          5,000

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
$ 1,745      El Paso County (LOC - JPMorgan Chase Bank, N.A.)       0.30%       11/01/2021     $    1,745
  4,200      Fiddler's Business Improvement District
               (LOC - Key Bank, N.A.)                               0.27        12/01/2038          4,200
    930      Health Facilities Auth. (LOC - JPMorgan
               Chase Bank, N.A.)                                    0.60         1/01/2018            930
 22,990      Jefferson Metropolitan District (LIQ)
               (LOC - Bank of America, N.A.)(a)                     0.57        12/01/2028         22,990
  8,665      Lowry Economic Redevelopment Auth.
               (LOC - Compass Bank)                                 1.55        12/01/2020          8,665
    360      Postsecondary Educational Facilities Auth.
               (LOC - JPMorgan Chase Bank, N.A.)                    0.60         4/01/2013            360
                                                                                               ----------
                                                                                                   43,890
                                                                                               ----------
             CONNECTICUT (0.4%)
 10,320      Connecticut Health and Educational Facilities Auth.
               (LOC - Bank of America, N.A.)                        0.35         7/01/2030         10,320
                                                                                               ----------
             DELAWARE (0.3%)
  6,600      EDA IDA                                                0.70        12/01/2014          6,600
                                                                                               ----------
             DISTRICT OF COLUMBIA (0.1%)
  2,925      District of Columbia (LOC - Bank of America, N.A.)     0.33         7/01/2022          2,925
                                                                                               ----------
             FLORIDA (3.9%)
 18,995      Broward County Housing Finance Auth. (LIQ)(NBGA)(a)    0.39         9/01/2032         18,995
  1,200      Jackson County                                         0.26         7/01/2022          1,200
  1,930      Jacksonville Health Facilities Auth.
               (LOC - Bank of America, N.A.)                        0.57        12/01/2023          1,930
  7,400      Miami Dade County Facilities Auth.
               (LOC - Bank of America, N.A.)                        0.32        12/01/2025          7,400
  3,500      Miami-Dade County (INS)(LIQ)(a)                        0.34         7/01/2018          3,500
  3,035      Miami-Dade County IDA (LOC - Federal Home
               Loan Bank of Atlanta)                                0.20         5/01/2028          3,035
  7,000      Miami-Dade County IDA (LOC - Manufacturers &
               Traders Trust Co.)                                   0.24        11/01/2042          7,000
 10,000      Miami-Dade County School Board (INS)(LIQ)(a)           0.31         5/01/2016         10,000
  5,000      Palm Beach County (LOC - Northern Trust Co.)           0.24         3/01/2027          5,000
  3,280      Palm Beach County (LOC - TD Bank, N.A.)                0.21         1/01/2034          3,280
  9,395      Peace River (INS)(LIQ)(a)                              0.39        10/01/2013          9,395
  9,420      Seminole County IDA (LOC - Fifth Third Bank)           0.29        12/01/2037          9,420
  2,800      St. Lucie County                                       0.23         9/01/2028          2,800
  6,165      UCF Health Facilities Corp. (LOC - Fifth Third Bank)   0.29         7/01/2037          6,165
  5,295      Univ. of North Florida Financing Corp. (LIQ)
               (LOC - Deutsche Bank A.G.)(a)                        0.23        11/01/2027          5,295
  7,885      West Palm Beach Utility System (LIQ)(a)                0.39        10/01/2012          7,885
                                                                                               ----------
                                                                                                  102,300
                                                                                               ----------

================================================================================

16  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             GEORGIA (0.2%)
$ 2,700      Cobb County Dev. Auth. (LOC - Federal Home Loan
               Bank of Atlanta)                                      0.20%       2/01/2030     $    2,700
  3,500      Floyd County Dev. Auth. (LOC - PNC Bank, N.A.)          0.53        4/01/2017          3,500
                                                                                               ----------
                                                                                                    6,200
                                                                                               ----------
             ILLINOIS (6.0%)
 19,790      Chicago (INS)(LIQ)(a)                                   0.43        1/01/2015         19,790
  4,200      Dev. Finance Auth.                                      0.30        1/01/2016          4,200
 17,700      Dev. Finance Auth. (INS)(LIQ)                           0.38        9/01/2031         17,700
  2,730      Elgin Educational Facilities (LOC - Fifth Third Bank)   0.28        8/01/2029          2,730
  2,965      Finance Auth. (LOC - Fifth Third Bank)                  0.99        3/01/2031          2,965
  3,900      Finance Auth. (LOC - Fifth Third Bank)                  0.29        6/01/2037          3,900
 17,575      Finance Auth. (LOC - Fifth Third Bank)                  0.23        6/01/2038         17,575
 13,700      Finance Auth. (LOC - Fifth Third Bank)                  0.23        7/01/2042         13,700
  6,385      Finance Auth. (LOC - RBS Citizens, N.A.)                0.34        9/01/2043          6,385
  2,115      Finance Auth. (LOC - Fifth Third Bank)                  0.29        1/01/2048          2,115
 17,320      Hamilton Memorial Hospital (LOC - Sovereign Bank)       0.60       11/01/2037         17,320
  4,255      Health Facilities Auth. (LOC - FirstMerit Bank, N.A.)   0.27        8/15/2033          4,255
 12,975      Metropolitan Pier and Exposition Auth. (LIQ)
               (LOC - Deutsche Bank A.G.)(a)                         0.25        6/15/2034         12,975
 23,335      Metropolitan Pier and Exposition Auth. (LIQ)
               (LOC - Deutsche Bank A.G.)(a)                         0.25       12/15/2039         23,335
  4,249      Springfield Airport Auth.                               0.60       10/15/2016          4,249
  6,250      Will County (LOC - FirstMerit Bank, N.A.)               0.33        7/01/2034          6,250
                                                                                               ----------
                                                                                                  159,444
                                                                                               ----------
             INDIANA (1.5%)
  6,420      Berne (LOC - Federal Home Loan Bank of Indianapolis)    0.24       10/01/2033          6,420
  4,175      Dev. Finance Auth. (LOC - Fifth Third Bank)             0.29        2/01/2023          4,175
  5,160      Evansville (LOC - Fifth Third Bank)                     0.28        1/01/2025          5,160
  9,620      Finance Auth. (LOC - Federal Home Loan Bank of
               Indianapolis)                                         0.23        7/01/2029          9,620
  2,920      Finance Auth. (LOC - PNC Bank, N.A.)                    0.24        6/01/2037          2,920
  1,300      Huntington                                              0.27        6/26/2014          1,300
  3,385      Jasper County (LOC - Fifth Third Bank)                  0.42       12/01/2022          3,385
  1,200      St. Joseph County (LOC - Wells Fargo Bank, N.A.)        0.35        6/01/2022          1,200
  6,225      Winona Lake (LOC - Key Bank, N.A.)                      0.49        7/01/2031          6,225
                                                                                               ----------
                                                                                                   40,405
                                                                                               ----------
             IOWA (5.0%)
  6,850      Chillicothe                                             0.30        1/01/2023          6,850
 12,750      Council Bluffs                                          0.25        1/01/2025         12,750
 33,000      Finance Auth.                                           0.24        6/01/2036         33,000
 33,000      Finance Auth.                                           0.24        9/01/2036         33,000
  9,500      Louisa County                                           0.18        9/01/2016          9,500

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
$ 3,900      Louisa County                                           0.18%       3/01/2017     $    3,900
 24,900      Louisa County                                           0.18       10/01/2024         24,900
  1,050      Sheldon                                                 0.49       11/01/2015          1,050
  5,500      Urbandale (LOC - Wells Fargo Bank, N.A.)                0.25       11/01/2020          5,500
                                                                                               ----------
                                                                                                  130,450
                                                                                               ----------
             KANSAS (0.1%)
  3,185      North Newton (LOC - U.S. Bank, N.A.)                    0.22        1/01/2023          3,185
                                                                                               ----------
             KENTUCKY (2.0%)
  1,130      Boone County (LOC - JPMorgan Chase Bank, N.A.)          0.30       11/01/2021          1,130
 15,000      Economic Dev. Finance Auth. (INS)(LIQ)(a)               0.39        6/01/2016         15,000
  2,000      Frankfort                                               0.27        5/07/2014          2,000
 10,165      Georgetown (LOC - Fifth Third Bank)                     0.29       11/15/2029         10,165
 20,000      Hancock County (LOC - HSBC Bank USA)                    0.29        7/01/2012         20,000
  1,095      Lexington-Fayette Urban County (LOC - JPMorgan
               Chase Bank, N.A.)                                     0.30        7/01/2021          1,095
  3,075      Lexington-Fayette Urban County (LOC - Federal
               Home Loan Bank of Cincinnati)                         0.44       12/01/2027          3,075
                                                                                               ----------
                                                                                                   52,465
                                                                                               ----------
             LOUISIANA (1.3%)
  1,125      Environmental Facilities and Community Dev. Auth.
               (LOC - Federal Home Loan Bank of Dallas)              0.20        4/01/2018          1,125
  1,800      Hammond Area Economic and Industrial Dev. District
               (LOC - Federal Home Loan Bank of Dallas)              0.20        3/01/2033          1,800
  8,620      New Orleans (LOC - Capital One, N.A.)                   0.79        8/01/2024          8,620
  2,255      Public Facilities Auth. (LOC - Federal Home Loan
               Bank of Dallas)                                       0.20       12/01/2014          2,255
 14,015      Public Facilities Auth. (INS)(LIQ)(a)                   0.39        2/15/2015         14,015
  1,100      Public Facilities Auth.                                 0.27        8/01/2017          1,100
    585      Public Facilities Auth. (LOC - Bank of New York Mellon) 0.17        4/01/2021            585
  2,830      Public Facilities Auth. (LOC - Capital One, N.A.)       0.79        7/01/2023          2,830
  1,000      Public Facilities Auth. (LOC - Capital One, N.A.)       0.82        7/01/2023          1,000
    465      Public Facilities Auth. (LOC - Capital One, N.A.)       0.84        7/01/2023            465
  1,140      Public Facilities Auth. (LOC - Capital One, N.A.)       0.82        7/01/2027          1,140
                                                                                               ----------
                                                                                                   34,935
                                                                                               ----------
             MAINE (0.2%)
  4,700      Finance Auth. (LOC - Sovereign Bank)                    0.39        7/01/2037          4,700
                                                                                               ----------
             MARYLAND (0.8%)
  1,000      Baltimore County IDA                                    0.27        3/01/2014          1,000
 10,000      Health and Higher Educational Facilities Auth. (LIQ)
               (LOC - Bank of America, N.A.)(a)                      0.60        7/01/2036         10,000
 10,500      Williamsport (LOC - Manufacturers & Traders Trust Co.)  0.24       11/01/2037         10,500
                                                                                               ----------
                                                                                                   21,500
                                                                                               ----------

================================================================================

18  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             MASSACHUSETTS (2.0%)
$ 8,690      Dev. Finance Agency (LOC - Sovereign Bank)              0.42%       3/01/2024     $    8,690
  5,430      Dev. Finance Agency (LOC - Sovereign Bank)              0.62       11/01/2037          5,430
  7,500      Dev. Finance Agency (LOC - Manufacturers &
               Traders Trust Co.)                                    0.24        4/01/2041          7,500
  7,500      Dev. Finance Agency (LOC - RBS Citizens, N.A.)          0.26        4/01/2041          7,500
  3,115      State Health and Educational Facilities Auth.
               (INS)(LIQ)                                            0.27        7/01/2032          3,115
 19,215      State Health and Educational Facilities Auth.
               (LOC - Sovereign Bank)                                0.33       11/01/2037         19,215
                                                                                               ----------
                                                                                                   51,450
                                                                                               ----------
             MICHIGAN (4.4%)
    760      Higher Education Facilities Auth.
               (LOC - Comerica Bank, N.A.)                           0.28       10/01/2027            760
 13,215      Hospital Finance Auth. (LOC - Sovereign Bank)           0.60        9/01/2032         13,215
  7,500      Hospital Finance Auth. (LOC - Fifth Third Bank)         0.29       12/01/2032          7,500
  7,505      Hospital Finance Auth. (LOC - Fifth Third Bank)         0.28        6/01/2035          7,505
 10,045      Huron County (LOC - Fifth Third Bank)                   0.28       10/01/2028         10,045
 29,255      Marquette County (LOC - RBS Citizens, N.A.)             0.34        3/01/2033         29,255
 20,815      Michigan Building Auth. (INS)(LIQ)(a)                   0.43       10/15/2014         20,815
  7,900      Northville EDC (LOC - Fifth Third Bank)                 0.28        5/01/2014          7,900
 12,500      Oakland County EDC (LOC - Fifth Third Bank)             0.28        3/01/2029         12,500
  6,885      Oakland County EDC (LOC - Comerica Bank, N.A.)          0.25        5/01/2037          6,885
                                                                                               ----------
                                                                                                  116,380
                                                                                               ----------
             MINNESOTA (0.4%)
  2,655      Canby Community Hospital District No.1                  0.49       11/01/2026          2,655
  3,500      North Suburban Hospital District
               (LOC - Wells Fargo Bank, N.A.)                        0.35        2/01/2013          3,500
  4,675      Rochester (LOC - Royal Bank of Scotland N.V.)           1.27        4/01/2022          4,675
                                                                                               ----------
                                                                                                   10,830
                                                                                               ----------
             MISSISSIPPI (0.6%)
  6,995      Business Finance Corp. (LOC - Hancock Bank)             1.50        4/01/2033          6,995
  9,290      Business Finance Corp. (LOC - Hancock Bank)             1.50       12/01/2036          9,290
                                                                                               ----------
                                                                                                   16,285
                                                                                               ----------
             MISSOURI (1.4%)
  7,100      Health and Educational Facilities Auth.
               (LOC - Commerce Bank, N.A.)                           0.22        7/01/2026          7,100
  7,856      Health and Educational Facilities Auth.
               (LOC - Fifth Third Bank)                              0.29       11/01/2027          7,856
 10,010      Health and Educational Facilities Auth.
               (LOC - Bank of Oklahoma, N.A.)                        0.33        7/01/2040         10,010
  8,400      Jackson County IDA (LOC - Commerce Bank, N.A.)          0.22        7/01/2025          8,400

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
$ 3,930      St. Louis County IDA (LOC - U.S. Bank, N.A.)            0.24%       6/15/2024     $    3,930
                                                                                               ----------
                                                                                                   37,296
                                                                                               ----------
             NEBRASKA (0.5%)
  2,130      Sarpy County                                            0.27        7/01/2013          2,130
 10,000      Washington County                                       0.24       12/01/2040         10,000
                                                                                               ----------
                                                                                                   12,130
                                                                                               ----------
             NEW HAMPSHIRE (0.6%)
 10,000      Business Finance (LOC - Landesbank
               Hessen-Thuringen)                                     1.73        9/01/2030         10,000
  6,345      Health and Educational Facilities Auth.
               (LOC - RBS Citizens, N.A.)                            0.24        9/01/2036          6,345
                                                                                               ----------
                                                                                                   16,345
                                                                                               ----------
             NEW JERSEY (0.7%)
 10,000      New Jersey EDA (LOC - Sovereign Bank)                   0.39        5/15/2033         10,000
  8,915      New Jersey EDA (LOC - Sovereign Bank)                   0.39        5/01/2036          8,915
                                                                                               ----------
                                                                                                   18,915
                                                                                               ----------
             NEW MEXICO (0.4%)
 11,590      Roswell (LOC - Sovereign Bank)                          0.75        7/01/2036         11,590
                                                                                               ----------
             NEW YORK (11.1%)
  5,540      Albany IDA (LOC - RBS Citizens, N.A.)                   0.28        7/01/2016          5,540
  9,730      Albany IDA (LOC - Key Bank, N.A.)                       0.27        7/01/2035          9,730
 12,830      Broome County IDA (LOC - Manufacturers &
               Traders Trust Co.)                                    0.24        7/01/2040         12,830
  2,930      Chautauqua County IDA (LOC - RBS Citizens, N.A.)        0.24        8/01/2027          2,930
  2,750      Chautauqua County IDA (LOC - Manufacturers &
               Traders Trust Co.)                                    0.21        8/01/2030          2,750
  7,740      Clinton County IDA (LOC - Key Bank, N.A.)               0.27        7/01/2017          7,740
  2,640      Clinton County IDA (LOC - Key Bank, N.A.)               0.27        7/01/2042          2,640
 11,900      Dormitory Auth. (LOC - KBC Bank, N.V.)                  0.85        7/01/2029         11,900
    795      Dormitory Auth. (LOC - Key Bank, N.A.)                  0.27       11/01/2036            795
  5,645      East Rochester Housing Auth. (LOC - RBS
               Citizens, N.A.)                                       0.28       12/01/2036          5,645
  2,270      Erie County IDA (LOC - Key Bank, N.A.)                  0.32        3/01/2024          2,270
  1,600      Guilderland IDA (LOC - Key Bank, N.A.)                  0.37        7/01/2032          1,600
 10,200      Housing Finance Agency (LOC - Landesbank
               Hessen-Thuringen)                                     0.26       11/01/2037         10,200
 36,000      Housing Finance Agency (LOC - Landesbank
               Baden-Wurttemberg)                                    0.55       11/01/2041         36,000
 10,000      Metropolitan Transportation Auth.
               (LOC - KBC Bank, N.V.)                                0.70       11/01/2025         10,000
  8,335      Monroe County IDA (LOC - RBS Citizens, N.A.)            0.28        7/01/2027          8,335

================================================================================

20  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
$ 2,500      Monroe County IDA (LOC - Manufacturers &
               Traders Trust Co.)                                    0.31%      12/01/2034     $    2,500
  5,000      MTA (INS)(LIQ)                                          0.35       11/01/2029          5,000
 13,020      Nassau County IDA (LOC - Sovereign Bank)                0.50       12/01/2036         13,020
  7,500      New York City (LOC - Manufacturers & Traders
               Trust Co.)                                            0.25       12/01/2040          7,500
 12,900      New York City Housing Dev. Corp.
               (LOC - Landesbank Hessen-Thuringen)                   0.20        6/01/2039         12,900
  3,165      New York City IDA (LOC - JPMorgan
               Chase Bank, N.A.)                                     0.23       12/01/2034          3,165
  8,525      New York City IDA (LOC - Key Bank, N.A.)                0.30        7/01/2037          8,525
 31,405      New York City IDA (LOC - Key Bank, N.A.)                0.30        7/01/2038         31,405
 12,750      New York State Dormitory Auth. (LOC - Bank of
               America, N.A.)                                        0.23        7/01/2024         12,750
 10,325      New York State Dormitory Auth.
               (LOC - Key Bank, N.A.)                                0.27        7/01/2038         10,325
  9,590      Oneida County IDA (LOC - Manufacturers &
               Traders Trust Co.)                                    0.24        6/01/2030          9,590
  3,770      Onondaga County IDA (LOC - Key Bank, N.A.)              0.27        7/01/2025          3,770
  8,600      Onondaga County IDA (LOC - Manufacturers &
               Traders Trust Co.)                                    0.24       12/01/2031          8,600
  1,000      Ontario County IDA (LOC - Royal Bank of
               Scotland N.V.)                                        1.27        3/01/2028          1,000
  2,460      Ontario County IDA (LOC - Key Bank, N.A.)               0.27        7/01/2030          2,460
 12,960      Ramapo Housing Auth. (LOC - Manufacturers &
               Traders Trust Co.)                                    0.29       12/01/2029         12,960
  2,355      St. Lawrence County (LOC - RBS Citizens, N.A.)          0.21        7/01/2037          2,355
  3,000      Syracuse IDA (LOC - Key Bank, N.A.)                     0.32        1/01/2033          3,000
  4,110      Utica IDA (LOC - RBS Citizens, N.A.)                    0.21       10/01/2025          4,110
  6,835      Westchester County IDA (LOC - Sovereign Bank)           0.40        1/01/2031          6,835
                                                                                               ----------
                                                                                                  292,675
                                                                                               ----------
             OHIO (5.4%)
 15,600      Air Quality Dev. Auth. (LOC - Key Bank, N.A.)           0.39        6/01/2033         15,600
  4,045      Akron Bath Copley (LOC - KBC Bank, N.V.)                1.35       12/01/2032          4,045
 12,145      Butler County (LOC - Fifth Third Bank)                  0.29        5/15/2036         12,145
  1,520      Cadiz Health Care Facilities Auth.
               (LOC - PNC Bank, N.A.)                                0.69        1/01/2033          1,520
  1,395      Clermont County (LOC - Fifth Third Bank)                0.28        8/01/2022          1,395
  3,245      Cuyahoga County (LOC - Key Bank, N.A.)                  0.32        6/01/2022          3,245
  7,620      Cuyahoga County (LOC - Sovereign Bank)                  0.42        5/01/2042          7,620
 11,305      Dayton-Montgomery County (LOC - Fifth Third Bank)       0.29       11/15/2028         11,305
  8,300      Delaware County (LOC - Fifth Third Bank)                0.28       10/01/2033          8,300
 10,000      Hamilton County (INS)(LIQ)(a)                           0.34        6/01/2015         10,000
  5,285      Hamilton County (LOC - Fifth Third Bank)                0.33       12/01/2024          5,285

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
$ 6,945      Higher Educational Facilities (LOC - Fifth Third Bank)  0.32%       9/01/2036     $    6,945
  3,600      Hilliard (LOC - Bank of Nova Scotia)                    0.26        8/01/2012          3,600
  2,800      Meigs County (LOC - Bank of Nova Scotia)                0.26        8/01/2012          2,800
 21,870      Northeast Regional Sewer District (LIQ)(a)              0.39        5/15/2015         21,870
 11,790      Pike County Health Care Facilities (LOC - Bank of
               America, N.A.)                                        0.22       11/01/2033         11,790
  3,705      Pike County Health Care Facilities (LOC - Bank of
               America, N.A.)                                        0.22       11/01/2033          3,705
  2,365      Portage County (LOC - JPMorgan Chase Bank, N.A.)        0.27       12/01/2022          2,365
  3,930      Summit County (LOC - Fifth Third Bank)                  0.29       12/01/2029          3,930
  3,000      Warren County (LOC - Bank of Nova Scotia)               0.26        8/01/2012          3,000
  2,895      Wayne County (LOC - Fifth Third Bank)                   0.42        9/01/2021          2,895
                                                                                               ----------
                                                                                                  143,360
                                                                                               ----------
             OKLAHOMA (4.5%)
  7,760      Edmond EDA (LOC - Bank of Oklahoma, N.A.)               0.33        6/01/2031          7,760
  8,700      Garfield County Industrial Auth.                        0.33        1/01/2025          8,700
  1,905      IDA (LOC - JPMorgan Chase Bank, N.A.)                   0.30        8/01/2018          1,905
 32,400      Muskogee Industrial Trust(b)                            0.34        1/01/2025         32,400
 56,000      Muskogee Industrial Trust(b)                            0.31        6/01/2027         56,000
 10,800      Tulsa Industrial Auth. (LOC - Bank of Oklahoma, N.A.)   0.40       11/01/2026         10,800
                                                                                               ----------
                                                                                                  117,565
                                                                                               ----------
             OREGON (1.7%)
  6,870      Facilities Auth. (LOC - Bank of the West)               0.66       10/01/2037          6,870
 38,100      Port of Portland (LOC - Bank of
               Tokyo-Mitsubishi UFJ, Lt)                             0.31       12/01/2014         38,100
                                                                                               ----------
                                                                                                   44,970
                                                                                               ----------
             PENNSYLVANIA (2.8%)
  5,250      Chartiers Valley Industrial and Commercial Dev. Auth.   1.10       11/15/2017          5,250
 19,955      Cumberland County Municipal Auth.
               (LOC - KBC Bank, N.V.)                                0.47        1/01/2041         19,955
  2,200      Higher Educational Facilities Auth. (LOC - Fulton Bank) 1.48       11/01/2028          2,200
  3,900      Higher Educational Facilities Auth. (LOC - Fulton Bank) 1.48       11/01/2033          3,900
  4,955      Luzerne County IDA (LOC - Sovereign Bank)               0.75        2/01/2029          4,955
 24,990      Northampton County (LIQ)(LOC - Bank of
               America, N.A.)(a)                                     0.45        8/15/2032         24,990
  7,000      Pottstown Boro Educational Facilities Auth.
               (LOC - Manufacturers & Traders Trust Co.)             0.24        8/01/2032          7,000
  5,435      Westmoreland County IDA (LOC - Sovereign Bank)          0.42        1/01/2036          5,435
                                                                                               ----------
                                                                                                   73,685
                                                                                               ----------
             RHODE ISLAND (0.5%)
  6,665      EDC (LOC - RBS Citizens, N.A.)                          0.27       10/01/2034          6,665

================================================================================

22  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
$ 7,350      Health and Educational Building Corp.
               (LOC - RBS Citizens, N.A.)                            0.29%      12/01/2036     $    7,350
                                                                                               ----------
                                                                                                   14,015
                                                                                               ----------
             SOUTH DAKOTA (0.6%)
  5,975      Health and Educational Facilities Auth.                 0.49       11/01/2020          5,975
  3,450      Health and Educational Facilities Auth.                 0.49       11/01/2025          3,450
  7,250      Health and Educational Facilities Auth.                 0.49       11/01/2027          7,250
                                                                                               ----------
                                                                                                   16,675
                                                                                               ----------
             TENNESSEE (0.9%)
  7,100      Hendersonville IDB (LOC - Fifth Third Bank)             0.33        5/01/2036          7,100
  9,380      Jackson Energy Auth. (LOC - Fifth Third Bank)           0.29        4/01/2029          9,380
  4,860      Metropolitan Government of Nashville and
               Davidson County (LOC - Fifth Third Bank)              0.29       12/01/2024          4,860
  2,565      Williamson County IDB (LOC - Fifth Third Bank)          0.33       12/01/2027          2,565
                                                                                               ----------
                                                                                                   23,905
                                                                                               ----------
             TEXAS (3.6%)
 13,300      Atascosa County IDC (NBGA)                              0.29        6/30/2020         13,300
 16,550      Brazos County Health Facilities Dev. (LIQ)
               (LOC - Bank of America, N.A.)(a)                      0.45        1/01/2019         16,550
 10,175      Forney ISD (LIQ)(NBGA)(a)                               0.39        8/15/2033         10,175
  9,650      Harris County (INS)(LIQ)(a)                             0.39        8/15/2012          9,650
 20,000      Houston ISD (LIQ)(NBGA)                                 0.38        6/15/2031         20,000
  1,800      North Central IDA                                       0.27       10/01/2013          1,800
 15,650      Student Housing Auth. (LIQ)(NBGA)(a)                    0.32       10/01/2033         15,650
  7,700      Trinity River IDA                                       0.25        1/01/2013          7,700
                                                                                               ----------
                                                                                                   94,825
                                                                                               ----------
             UTAH (0.5%)
 13,305      Transit Auth. (INS)(LIQ)(a)                             0.39        6/15/2036         13,305
                                                                                               ----------
             VIRGINIA (1.3%)
  5,970      Alexandria IDA (LOC - Branch Banking & Trust Co.)       0.19       10/01/2030          5,970
 11,085      Harrisonburg Redevelopment and Housing Auth.
               (LIQ)(NBGA)(a)                                        0.32        2/01/2026         11,085
  1,700      Richmond Public Utility (INS)(LIQ)(a)                   0.20        7/15/2013          1,700
 11,100      Stafford County IDA (LOC - Bank of America, N.A.)       0.26        8/01/2028         11,100
  4,100      Suffolk Redevelopment and Housing Auth.
               (LIQ)(NBGA)(a)                                        0.32        7/01/2024          4,100
                                                                                               ----------
                                                                                                   33,955
                                                                                               ----------
             WASHINGTON (3.7%)
  5,645      Health Care Facilities Auth. (INS)(LIQ)(a)              0.29        8/15/2013          5,645
 40,850      Health Care Facilities Auth. (INS)(LIQ)                 0.45       12/01/2036         40,850
 30,070      Housing Finance Commission
               (LOC - HSH Nordbank A.G.)                             1.75        3/01/2036         30,070

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
$10,955      Housing Finance Commission (LOC - Sovereign Bank)       0.42%       2/01/2037     $   10,955
  8,960      Housing Finance Commission (LOC - Key Bank, N.A.)       0.30        7/01/2043          8,960
                                                                                               ----------
                                                                                                   96,480
                                                                                               ----------
             WEST VIRGINIA (2.2%)
  2,775      Harrison County (LOC - Bank of Nova Scotia)             0.26       12/01/2012          2,775
  9,630      Marshall County                                         0.27        3/01/2026          9,630
  3,100      Monongalia County (LOC - Bank of Nova Scotia)           0.26       12/01/2012          3,100
  2,200      Ripley (LOC - Bank of Nova Scotia)                      0.26       12/01/2012          2,200
 40,850      West Virginia State Hospital Finance Auth.
               (LOC - Fifth Third Bank)                              0.32       10/01/2033         40,850
                                                                                               ----------
                                                                                                   58,555
                                                                                               ----------
             WISCONSIN (1.4%)
 14,600      Germantown                                              0.24        4/01/2032         14,600
  1,895      Health and Educational Facilities Auth.
               (LOC - KBC Bank, N.V.)                                0.40        5/01/2025          1,895
    735      Health and Educational Facilities Auth.
               (LOC - JPMorgan Chase Bank, N.A.)                     0.30        5/01/2026            735
 11,440      Health and Educational Facilities Auth.
               (LOC - KBC Bank, N.V.)                                1.10        3/01/2038         11,440
  1,425      Milwaukee Redevelopment Auth.
               (LOC - JPMorgan Chase Bank, N.A.)                     0.23        5/01/2025          1,425
  6,955      Wind Point (LOC - U.S. Bank, N.A.)                      0.27        9/01/2035          6,955
                                                                                               ----------
                                                                                                   37,050
                                                                                               ----------
             WYOMING (0.4%)
 10,000      Platte County (NBGA)                                    0.25        7/01/2014         10,000
                                                                                               ----------
             Total Variable-Rate Demand Notes (cost: $2,199,180)                                2,199,180
                                                                                               ----------
             PUT BONDS (4.7%)

             ALABAMA (1.2%)
 30,000      Mobile IDB                                              0.75        7/15/2034         30,000
                                                                                               ----------
             CALIFORNIA (0.2%)
  6,000      Dev. Auth.                                              0.23        4/01/2037          6,000
                                                                                               ----------
             GEORGIA (1.6%)
 21,535      Burke County                                            0.80       11/01/2048         21,545
 21,000      Monroe County                                           0.80        7/01/2025         21,000
                                                                                               ----------
                                                                                                   42,545
                                                                                               ----------
             MONTANA (0.9%)
  9,210      Board of Investments (NBGA)                             0.22        3/01/2017          9,210
  2,930      Board of Investments (NBGA)                             0.22        3/01/2018          2,930
 12,535      Board of Investments (NBGA)                             0.22        3/01/2028         12,535
                                                                                               ----------
                                                                                                   24,675
                                                                                               ----------

================================================================================

24  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             NEW YORK (0.6%)
$15,000      Liberty Dev. Corp.                                      0.27%      12/01/2049     $   15,000
                                                                                               ----------
             VIRGINIA (0.2%)
  5,000      Norfolk EDA                                             0.41       11/01/2034          5,000
                                                                                               ----------
             Total Put Bonds (cost: $123,220)                                                     123,220
                                                                                               ----------
             FIXED-RATE INSTRUMENTS (12.7%)

             CALIFORNIA (1.2%)
 10,000      San Diego County Water Auth.                            0.17        4/03/2012         10,000
 10,000      San Diego County Water Auth.                            0.22        4/24/2012         10,000
 12,500      State                                                   2.00        6/26/2012         12,547
                                                                                               ----------
                                                                                                   32,547
                                                                                               ----------
             MASSACHUSETTS (0.8%)
  4,100      New Bedford                                             1.25        6/15/2012          4,107
 16,263      New Bedford                                             1.50        2/08/2013         16,401
                                                                                               ----------
                                                                                                   20,508
                                                                                               ----------
             MINNESOTA (3.8%)
  1,000      Albany ISD (NBGA)                                       1.00        9/08/2012          1,003
  1,700      Aurora ISD (NBGA)                                       1.00        8/01/2012          1,703
  3,000      Becker ISD (NBGA)                                       1.00        9/07/2012          3,008
  1,615      Blooming Prairie ISD (NBGA)                             1.00        8/10/2012          1,618
  1,325      Clearbrook Gonvick ISD (NBGA)                           1.00        9/28/2012          1,329
 22,610      Duluth ISD (NBGA)                                       1.00        9/28/2012         22,676
  2,985      East Central ISD (NBGA)                                 1.00        8/02/2012          2,991
  1,200      East Grand Forks ISD (NBGA)                             2.00        8/27/2012          1,208
  2,500      Faribault ISD (NBGA)(c)                                 1.00        9/28/2012          2,508
  2,000      Faribault ISD (NBGA)(c)                                 1.00        3/28/2013          2,013
  1,025      Goodhue ISD (NBGA)                                      1.00        9/28/2012          1,028
  1,275      Greenway ISD (NBGA)                                     1.00        9/01/2012          1,278
  3,015      Lake Superior ISD (NBGA)                                1.00        8/02/2012          3,021
 12,300      Lakeville ISD (NBGA)(c)                                 1.00       10/12/2012         12,345
  2,000      Milaca ISD (NBGA)                                       1.00        9/21/2012          2,006
  1,050      Nashwauk Keewatin ISD (NBGA)                            1.00        8/24/2012          1,052
  2,950      New London Spicer ISD (NBGA)                            2.00        8/29/2012          2,969
  1,590      Onamia ISD (NBGA)                                       1.00        9/07/2012          1,594
  4,185      Owatonna ISD (NBGA)                                     1.00        9/29/2012          4,198
  1,000      Owatonna ISD (NBGA)                                     1.00        1/11/2013          1,004
  4,155      Park Rapids ISD (NBGA)                                  1.00        9/28/2012          4,167
  2,325      Paynesville ISD (NBGA)                                  1.00        9/28/2012          2,332
 15,500      Richfield ISD (NBGA)                                    1.00        9/07/2012         15,540
  1,000      Walker Hackensack Akeley ISD (NBGA)                     1.00        8/24/2012          1,002

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
$ 1,030      West Central Area ISD (NBGA)                            1.00%       8/24/2012     $    1,032
  4,500      Westonka ISD (NBGA)(c)                                  1.00       10/12/2012          4,517
  1,380      Zumbrota Mazeppa ISD (NBGA)                             1.00        9/28/2012          1,385
                                                                                               ----------
                                                                                                  100,527
                                                                                               ----------
             NEW YORK (5.5%)
 10,000      Binghamton City School District                         1.50        7/26/2012         10,027
 12,605      Byron Bergen CSD                                        1.50        5/25/2012         12,615
 13,226      Dundee CSD                                              1.50        6/21/2012         13,243
  8,000      Enlarged City School District of Troy                   1.50       11/21/2012          8,038
 10,000      Lockport City School District                           1.50        8/09/2012         10,027
  9,625      Malverne Union Free School District                     1.50        8/03/2012          9,644
 22,000      Moravia CSD                                             1.50        6/22/2012         22,030
 20,000      New York City Municipal Water Finance Auth.             0.20        4/03/2012         20,000
  7,883      Newark Valley CSD                                       1.50        6/29/2012          7,895
  4,000      Newfane CSD                                             1.50        6/15/2012          4,006
  7,500      Onondaga CSD                                            1.50        7/19/2012          7,514
 20,130      Sherburne Earleville CSD                                1.50        6/29/2012         20,162
                                                                                               ----------
                                                                                                  145,201
                                                                                               ----------
             OHIO (0.1%)
  2,500      South Euclid                                            1.25        9/26/2012          2,510
                                                                                               ----------
             TEXAS (1.3%)
 30,000      Dallas Area Rapid Trust                                 0.20        5/08/2012         30,000
  5,000      Dallas Area Rapid Trust                                 0.20        5/10/2012          5,000
                                                                                               ----------
                                                                                                   35,000
                                                                                               ----------
             Total Fixed-Rate Instruments (cost: $336,293)                                        336,293
                                                                                               ----------

             TOTAL INVESTMENTS (COST: $2,658,693)                                              $2,658,693
                                                                                               ==========

------------------------------------------------------------------------------------------------------
($ IN 000s)                                         VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS           TOTAL
------------------------------------------------------------------------------------------------------
Variable-Rate Demand Notes                       $-          $2,199,180             $-      $2,199,180
Put Bonds                                         -             123,220              -         123,220
Fixed-Rate Instruments                            -             336,293              -         336,293
------------------------------------------------------------------------------------------------------
Total                                            $-          $2,658,693             $-      $2,658,693
------------------------------------------------------------------------------------------------------

================================================================================

26  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2012

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The cost of securities at March 31, 2012, for federal income tax purposes, was $2,658,693,000.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (b) At March 31, 2012, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

    (c) At March 31, 2012, the aggregate market value of securities purchased on a when-issued basis was $21,383,000.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  27

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

March 31, 2012

--------------------------------------------------------------------------------

ASSETS
  Investments in securities (amortized cost approximates market value)          $2,658,693
  Cash                                                                                 723
  Receivables:
    Capital shares sold                                                              3,199
    USAA Asset Management Company (Note 4D)                                             31
    Interest                                                                         3,044
                                                                                ----------
       Total assets                                                              2,665,690
                                                                                ----------
LIABILITIES
  Payables:
    Securities purchased                                                            21,382
    Capital shares redeemed                                                          2,933
    Dividends on capital shares                                                         17
  Accrued management fees                                                              631
  Accrued transfer agent's fees                                                        256
  Other accrued expenses and payables                                                   96
                                                                                ----------
       Total liabilities                                                            25,315
                                                                                ----------
          Net assets applicable to capital shares outstanding                   $2,640,375
                                                                                ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                               $2,640,353
  Accumulated net realized gain on investments                                          22
                                                                                ----------
          Net assets applicable to capital shares outstanding                   $2,640,375
                                                                                ==========
  Capital shares outstanding, unlimited number of shares
    authorized, no par value                                                     2,640,345
                                                                                ==========
  Net asset value, redemption price, and offering price per share               $     1.00
                                                                                ==========

See accompanying notes to financial statements.

================================================================================

28  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended March 31, 2012

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                      $11,580
                                                                        -------
EXPENSES
   Management fees                                                        7,506
   Administration and servicing fees                                      2,681
   Transfer agent's fees                                                  4,431
   Custody and accounting fees                                              310
   Postage                                                                  130
   Shareholder reporting fees                                                56
   Trustees' fees                                                            13
   Registration fees                                                         49
   Professional fees                                                        129
   Other                                                                     47
                                                                        -------
           Total expenses                                                15,352
   Transfer agent's fees reimbursed (Note 4C)                              (654)
   Expenses reimbursed                                                   (4,041)
                                                                        -------
           Net expenses                                                  10,657
                                                                        -------
NET INVESTMENT INCOME                                                       923
                                                                        -------
NET REALIZED GAIN ON INVESTMENTS
   Net realized gain                                                         40
                                                                        -------
   Increase in net assets resulting from operations                     $   963
                                                                        =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  29

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended March 31,

--------------------------------------------------------------------------------

                                                                2012               2011
---------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                   $      923        $       437
  Net realized gain on investments                                40                  8
                                                          -----------------------------
    Increase in net assets resulting from operations             963                445
                                                          -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                         (923)              (437)
  Net realized gains                                             (26)                 -
                                                          -----------------------------
    Distributions to shareholders                               (949)              (437)
                                                          -----------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                1,257,778          1,348,598
  Reinvested dividends                                           937                429
  Cost of shares redeemed                                 (1,461,340)        (1,837,333)
                                                          -----------------------------
    Decrease in net assets from capital
      share transactions                                    (202,625)          (488,306)
                                                          -----------------------------
  Net decrease in net assets                                (202,611)          (488,298)
NET ASSETS
  Beginning of year                                        2,842,986          3,331,284
                                                          -----------------------------
  End of year                                             $2,640,375        $ 2,842,986
                                                          =============================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                              1,257,778          1,348,598
  Shares issued for dividends reinvested                         937                429
  Shares redeemed                                         (1,461,340)        (1,837,333)
                                                          -----------------------------
    Decrease in shares outstanding                          (202,625)          (488,306)
                                                          =============================

See accompanying notes to financial statements.

================================================================================

30  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

March 31, 2012

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this annual report pertains only to the USAA Tax Exempt Money Market Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax, with a further objective of preserving capital and maintaining liquidity.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

    2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by USAA Asset Management Company (the Manager), an affiliate of the Fund, under procedures to stabilize net asset value (NAV) and valuation procedures approved by the Trust's Board of Trustees.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

================================================================================

32  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. As of March 31, 2012, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $21,382,000; all of which were when-issued securities.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended March 31, 2012, custodian and other bank credits reduced the Fund's expenses by less than $500.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO),

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. Prior to September 24, 2011, the funds were assessed a proportionate share of CAPCO's operating expenses, and the maximum annual facility fee was 0.10% of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended March 31, 2012, the Fund paid CAPCO facility fees of $14,000, which represents 4.9% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended March 31, 2012.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

The tax character of distributions paid during the years ended March 31, 2012, and March 31, 2011, was as follows:

                                                 2012                    2011
                                              ---------------------------------
Tax-exempt income                             $923,000                 $437,000
Ordinary income*                                26,000                        -

================================================================================

34  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

As of March 31, 2012, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income                                         $16,000
Undistributed ordinary income*                                           22,000

* Represents short-term realized capital gains, which are taxable as ordinary income.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various rules governing the tax treatment of regulated investment companies. The changes made under the Act are generally effective for years beginning after the date of enactment. Under the Act net capital losses may be carried forward indefinitely, and they retain their character as short-term and or long-term capital losses. Under pre-enactment law, net capital losses could be carried forward for eight years and treated as short-term capital losses, irrespective of the character of the original capital loss. As a transition rule, the Act requires that post-enactment capital loss carryforwards be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. At March 31, 2012, the Fund had no capital loss carryforwards for income tax purposes.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely- than-not threshold. For the year ended March 31, 2012, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2012, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended March 31, 2012 and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year. For the year ended March 31, 2012, the Fund incurred total management fees, paid or payable to the Manager, of $7,506,000.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the year ended March 31, 2012, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $2,681,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended March 31, 2012, the Fund reimbursed the Manager $79,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended March 31, 2012, the Fund incurred transfer agent's fees, paid or payable to SAS, of $4,431,000.

================================================================================

36  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

    During the year ended March 31, 2012, SAS reimbursed the Fund $654,000 for corrections in fees paid for the administration and servicing of certain accounts.

D. EXPENSE LIMITATION -- The Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield. The Manager can modify or terminate this arrangement at any time. For the year ended March 31, 2012, the Fund incurred reimbursable expenses of $4,041,000, of which $31,000 was receivable from the Manager.

E. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) NEW ACCOUNTING PRONOUNCEMENTS

FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board
(FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager has evaluated the impact of this guidance noting the only impact is to the Fund's financial statement disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                                            YEAR ENDED MARCH 31,
                              --------------------------------------------------------------------------------
                                    2012               2011            2010               2009            2008
                              --------------------------------------------------------------------------------
Net asset value at
  beginning of period         $     1.00         $     1.00      $     1.00         $     1.00      $     1.00
                              --------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income              .00(a)             .00(a)          .00(a)             .02             .03
  Net realized and
    unrealized gain                  .00(a)             .00(a)          .00(a)             .00(a)          .00(a)
                              --------------------------------------------------------------------------------
Total from investment
  operations                         .00(a)             .00(a)          .00(a)             .02             .03
                              --------------------------------------------------------------------------------
Less distributions from:
  Net investment income             (.00)(a)           (.00)(a)        (.00)(a)           (.02)           (.03)
  Realized capital gains            (.00)(a)              -            (.00)(a)           (.00)(a)        (.00)(a)
                              --------------------------------------------------------------------------------
Total distributions                 (.00)(a)           (.00)(a)        (.00)(a)           (.02)           (.03)
                              --------------------------------------------------------------------------------
Net asset value at
  end of period               $     1.00         $     1.00      $     1.00         $     1.00      $     1.00
                              ================================================================================
Total return (%)*                    .04(c),(d)         .01(d)          .48(b),(d)        1.94            3.17
Net assets at
  end of period (000)         $2,640,375         $2,842,986      $3,331,284         $3,498,914      $2,920,650
Ratios to average
  net assets:**
  Expenses (%)(e)                    .42(c),(d)         .49(d)          .52(b),(d)         .51             .50
  Expenses, excluding
    reimbursements (%)(e)            .57(c)             .55             .53(b)               -               -
Net investment income (%)            .03                .01             .47               1.90            3.11

 * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended March 31, 2012, average net assets were $2,680,276,000.
(a) Represents less than $0.01 per share.
(b) For the year ended March 31, 2010, SAS reimbursed the Fund $87,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by less than 0.01%. This decrease is excluded from the expense ratios above.
(c) For the year ended March 31, 2012, SAS reimbursed the Fund $654,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by 0.02%. This decrease is excluded from the expense ratios above.
(d) Effective January 7, 2010, the Manager voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield.
(e) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

38  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

EXPENSE EXAMPLE

March 31, 2012 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2011, through March 31, 2012.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending

================================================================================

                                                           EXPENSE EXAMPLE |  39

================================================================================

account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                  EXPENSES PAID
                                         BEGINNING             ENDING             DURING PERIOD*
                                       ACCOUNT VALUE        ACCOUNT VALUE        OCTOBER 1, 2011 -
                                      OCTOBER 1, 2011       MARCH 31, 2012        MARCH 31, 2012
                                      ------------------------------------------------------------
Actual                                   $1,000.00             $1,000.30               $1.85

Hypothetical
 (5% return before expenses)              1,000.00              1,023.15                1.87

* Expenses are equal to the Fund's annualized expense ratio of 0.37%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.03% for the six-month period of October 1, 2011, through March 31, 2012.

================================================================================

40  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

TRUSTEES' AND OFFICERS'INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of five Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 70 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years; however, this policy may be changed by the Board at any time. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 46 individual funds. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  41

================================================================================

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: December 1966
Year of Election or Appointment: 2009

President and Director of AMCO (01/12-present); President and Director, USAA Investment Management Company (IMCO), and USAA Shareholder Account Services
(SAS) (10/09-01/12); President and Director of USAA Financial Advisors, Inc.
(FAI) and USAA Financial Planning Services Agency, Inc. (FPS) (10/09-04/11); Senior Vice President of FPS (04/11-present); President, Banc of America Investment Advisors (9/07-9/09); Managing Director Planning and Financial Products Group, Bank of America (09/01-09/09). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 15 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

42  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (7/01-present). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over four years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization which performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 12 years' experience as a Board member of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  43

================================================================================

PAUL L. MCNAMARA(3, 4, 5, 6)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cadogan Opportunistic Alternatives Fund, LLC (3/10-present), which is a closed-end fund of funds launched and managed by Cadogan Management, LLC. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member on 9/30/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director. Mr. McNamara holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Paul L. McNamara is no relation to Daniel S. McNamara.

   (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
   (2) Member of Executive Committee
   (3) Member of Audit Committee
   (4) Member of Pricing and Investment Committee
   (5) Member of Corporate Governance Committee
   (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
   (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.
   (+) Mr. Mason was elected as Chair of the Board in January 2012.

================================================================================

44  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President and Director of AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-01/12); Vice President, Fixed Income Investments, IMCO (02/04-02/10). Mr. Freund also serves as a director of SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-01/12); Managing Director, AIG Investments, (12/03-01/09).

ADYM RYGMYR
Secretary
Born: February 1969
Year of Appointment: 2012

Vice President, Financial Advice & Solutions Group General Counsel, USAA (03/12-present); Managing Director and General Counsel, TIAA-CREF (04/04-03/12). Mr. Rygmyr also holds the officer positions of Vice President and Secretary, IMCO, AMCO, and SAS.

JAMES G. WHETZEL
Assistant Secretary
Born: February 1978
Year of Appointment: 2010

Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-present); Reed Smith, LLP, Associate (08/05-11/08). Mr. Whetzel also serves as Assistant Secretary of AMCO and SAS.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  45

================================================================================

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, IMCO, FAI, FPS, SAS and USAA Life (2/09-present); Vice President, Senior Financial Officer, USAA (2/07-present).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Investments Compliance, USAA (03/12-present); Assistant Vice President, Mutual Funds Compliance, USAA (09/04-02/12).

   (1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

46  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

TRUSTEES                        Daniel S. McNamara
                                Robert L. Mason, Ph.D.
                                Barbara B. Ostdiek, Ph.D.
                                Michael F. Reimherr
                                Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND               USAA Asset Management Company
INVESTMENT ADVISER              P.O. Box 659453
                                San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                 USAA Investment Management Company
DISTRIBUTOR                     P.O. Box 659453
                                San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                  USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                   State Street Bank and Trust Company
ACCOUNTING AGENT                P.O. Box 1713
                                Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                     Ernst & Young LLP
REGISTERED PUBLIC               100 West Houston St., Suite 1800
ACCOUNTING FIRM                 San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                     Under "My Accounts" on
SELF-SERVICE 24/7               usaa.com select "Investments,"
AT USAA.COM                     then "Mutual Funds"

OR CALL                         Under "Investments" view
(800) 531-USAA                  account balances, or click
        (8722)                  "I want to...," and select
                                the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
       USAA

               WE KNOW WHAT IT MEANS TO SERVE.(R)
   =============================================================================
   40859-0512                                (C)2012, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

On September 20, 2011, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 46 funds in all. Only 10 funds of the Registrant have a fiscal year-end of March 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended March 31, 2012 and 2011 were $226,210 and $268,555, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended March 31, 2012 and 2011 were $64,378 and $63,358, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended March 31, 2012 and 2011.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended March 31, 2012 and 2011.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, AMCO, and the Funds' transfer agent, SAS, for March 31, 2012 and 2011 were $378,534 and $384,316, respectively.

(h) Ernst & Young LLP provided non-audit services to AMCO in 2012 and 2011 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to AMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (AMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and AMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for AMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on AMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and AMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and AMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and AMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, AMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and AMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other AMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, AMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee: August 31,
2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2011.

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.





                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended March 31, 2012

By:*     /s/ Adym W. Rygmyr
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     05/29/2012
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Daniel S. McNamara
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:      05/29/2012
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:      05/25/2012
         ------------------------------
*Print the name and title of each signing officer under his or her signature.